CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Consolidated Statements Of Operations And Comprehensive Loss
Revenues	$ 7,927
TOTAL REVENUES	7,927
Cost of revenues	(24,587)
GROSS PROFIT / (LOSS)	(16,660)
OPERATING EXPENSES
Selling, general and administrative expenses	902,166	964,065	858,975
TOTAL OPERATING EXPENSES	902,166	964,065	858,975
LOSS FROM OPERATIONS	(918,826)	(964,065)	(858,975)
OTHER EXPENSES
Other income			20,227
Interest income	29	67	146
Interest expense	(389,480)	(218,743)	(135,005)
TOTAL OTHER EXPENSES	(389,451)	(218,676)	(114,632)
LOSS BEFORE INCOME TAXES AND NONCONTROLLING INTEREST	(1,308,277)	(1,182,741)	(973,607)
INCOME TAX EXPENSES
Net Loss	(1,308,277)	(1,182,741)	(973,607)
Net income attributable to noncontrolling interests	15,573	15,612	15,625
Net loss attributable to UMeWorld Limited stockholders	(1,323,850)	(1,198,353)	(989,232)
Comprehensive Loss
Net loss attributable to UMeWorld Limited stockholders	(1,323,850)	(1,198,353)	(989,232)
Total translation adjustment	(61,572)	(4,011)	160,731
Comprehensive loss	(1,385,422)	(1,202,364)	(828,501)
Less: comprehensive income (loss) attributable to noncontrolling Interests	2,011	150	(424)
Comprehensive loss attributable to UMeWorld Limited stockholders	$ (1,383,411)	$ (1,202,214)	$ (828,925)
Net loss per share attributable to UMeWorld Limited stockholders
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding Basic and diluted	89,375,475	89,185,180	89,036,000